Basis of Preparation of Financial Statements and Principal Accounting Policies - Summary of Ownership Interests in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ChipMOS U.S.A., Inc [member]
Disclosure of joint ventures [line items]
Name of investor	The Company
Main businesses	Research, development and marketing of semiconductors, circuits, and electronic related products
Location	San Jose, USA
Percentage of Ownership (%)	100.00%	100.00%
ChipMOS BVI [member]
Disclosure of joint ventures [line items]
Name of investor	The Company
Main businesses	Holding company
Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%